UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 20th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 20th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND
350 Madison Avenue, 20th Floor
New York, New York 10017

May 27, 2019

Re:	ACAP Strategic Fund (the “Fund”) — Semi–Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi–Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2019

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2019

Contents

Statement of Assets and Liabilities	1

Schedule of Investments	2

Schedule of Purchased Options	8

Schedule of Securities Sold, Not Yet Purchased	12

Schedule of Swap Contracts	18

Statement of Operations	25

Statement of Changes in Net Assets	26

Statement of Cash Flows	27

Notes to Financial Statements	29

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2019
Assets
Investments in securities of unaffiliated issuers, at fair value (cost $2,865,185,382)	$4,146,563,439
Deposits at brokers for securities sold, not yet purchased	850,536,019
Purchased options, at fair value (cost $257,446,028)	263,442,622
Unrealized appreciation on total return swap contracts	105,866,243
Cash and cash equivalents (including restricted cash of $93,678, British Pounds Sterling of
$5, with a cost of $6, Euros of $5,314,351, with a cost of $5,365,955, Hong Kong Dollars of $15,394,592, with a cost of $15,396,092, and Japanese Yen of $5,461,935, with a cost
of $5,437,837)	93,610,230
Cash collateral received for total return swap contracts (restricted)	88,520,000
Receivable for investment securities sold	42,284,179
Due from brokers (including Euros of $19,962,955, with a cost of $20,068,342, Hong Kong
Dollars of $6,675,392, with a cost of $6,692,667, and Japanese Yen of $8,980,519, with a
cost of $8,903,567)	35,618,866
Interest receivable	3,595,015
Dividends receivable	2,207,046
Variation margin receivable	216,106
Other assets	70,125
Total assets	5,632,529,890
Liabilities
Securities sold, not yet purchased, at fair value (proceeds $1,679,951,748)	1,741,115,211
Due to brokers	97,654,127
Payable for investment securities purchased	74,794,690
Withdrawals payable	51,996,739
Accrued incentive fees	42,446,549
Unrealized depreciation on total return swap contracts	17,130,137
Management fees payable	4,569,827
Dividends payable on securities sold, not yet purchased	3,842,291
Stock loan fee payable	2,988,658
Distribution and shareholders servicing fees payable	1,925,527
Administration fees payable	518,280
Professional fees payable	182,031
Miscellaneous expenses payable	484,832
Total liabilities	2,039,648,899
Net Assets	$3,592,880,991
Net assets
Represented by:
Shares of beneficial interest at $0.001 par value; unlimited shares authorized	$222,995
Additional paid-in-capital	2,620,272,396
Total distributable earnings	972,385,600
Net Assets	$3,592,880,991

	Shares issued and outstanding	Net Asset Value per share	Net Assets
Class A	178,074,270	$16.98	$3,023,425,379
Class W	44,920,603	$12.68	$569,455,612

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		March 31, 2019
Shares		Fair Value
	Investments in Securities—115.41%
	Common Stocks—110.94%
	Belgium—0.23%
	Medical–Drugs—0.23%
71,160	Galapagos NV ADR *	$8,381,225
	Total Belgium (cost $8,443,341)	$8,381,225
	Canada—0.72%
	Retail–Restaurants—0.72%
396,801	Restaurant Brands International Inc	25,835,713
	Total Canada (cost $23,753,500)	$25,835,713
	China—11.67%
	Applications Software—1.02%
2,016,077	Tencent Music Entertainment Group ADR *	36,490,994
	Building–Heavy Construction—1.02%
158,394,000	China Tower Corp Ltd	36,723,429
	E-Commerce / Products—3.91%
532,660	Alibaba Group Holding Ltd ADR * (a)	97,183,817
1,441,593	JD.com Inc ADR	43,464,029
		140,647,846
	Entertainment Software—2.38%
665,852	Bilibili Inc ADR *	12,617,895
1,083,088	HUYA Inc ADR *	30,467,265
174,776	NetEase Inc ADR	42,199,665
		85,284,825
	Internet Application Software—2.36%
1,845,500	Tencent Holdings Ltd	84,870,031
	Internet Content–Entertainment—0.14%
60,225	YY Inc ADR *	5,059,502
	Schools—0.84%
336,058	New Oriental Education & Technology Group Inc ADR *	30,275,465
	Total China (cost $301,224,688)	$419,352,092
	France—4.42%
	Aerospace / Defense–Equipment—3.51%
952,359	Airbus SE	126,077,108
	Entertainment Software—0.91%
367,674	UBISOFT Entertainment SA *	32,763,201
	Total France (cost $124,423,600)	$158,840,309
	Germany—1.62%
	Athletic Footwear—1.62%
238,357	adidas AG	57,970,641
	Total Germany (cost $49,136,684)	$57,970,641

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2019
Shares		Fair Value
	Common Stocks (continued)
	Hong Kong—1.05%
	Energy–Alternate Sources—1.05%
37,178,148	China Everbright International Ltd	$37,794,078
	Total Hong Kong (cost $24,416,592)	$37,794,078
	Japan—5.41%
	Audio / Video Products—1.48%
1,265,000	Sony Corp	53,086,913
	Chemicals–Specialty—0.87%
373,300	Shin-Etsu Chemical Co Ltd	31,298,044
	Cosmetics & Toiletries—0.14%
71,300	Shiseido Co Ltd	5,144,989
	Entertainment Software—0.25%
206,900	Konami Holdings Corp	8,981,836
	Finance–Other Services—1.75%
3,525,538	Japan Exchange Group Inc	62,843,985
	Industrial Automation/ Robotics—0.58%
715,600	Nabtesco Corp	20,850,251
	Metal Products–Distribution—0.34%
494,173	MISUMI Group Inc	12,286,797
	Total Japan (cost $149,100,132)	$194,492,815
	Singapore—0.96%
	Entertainment Software—0.96%
1,460,427	Sea Ltd ADR *	34,349,243
	Total Singapore (cost $27,194,306)	$34,349,243
	United Kingdom—0.37%
	E-Commerce / Products—0.37%
488,922	Farfetch Ltd, Class A *	13,156,891
	Total United Kingdom (cost $14,283,162)	$13,156,891
	United States—84.49%
	Aerospace / Defense—5.50%
203,473	Boeing Co (a)	77,608,672
112,726	General Dynamics Corp (a)	19,082,257
144,427	Northrop Grumman Corp	38,937,519
100,232	Raytheon Co	18,250,243
96,358	TransDigm Group Inc *	43,745,568
		197,624,259
	Applications Software—5.91%
759,932	Five9 Inc *	40,147,208
134,013	HubSpot Inc *	22,274,301
910,490	Microsoft Corp (a)	107,383,191
180,378	RealPage Inc *	10,947,141
770,222	Smartsheet Inc, Class A *	31,417,355
		212,169,196

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2019
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Building Products–Cement / Aggregate—1.58%
111,390	Martin Marietta Materials Inc	$22,409,440
290,048	Vulcan Materials Co (a)	34,341,683
		56,751,123
	Casino Hotels—0.69%
407,005	Las Vegas Sands Corp	24,811,025
	Coatings / Paint—0.67%
56,133	Sherwin-Williams Co	24,177,044
	Commercial Services–Finance—3.05%
700,638	Avalara Inc *	39,088,594
409,993	Global Payments Inc (a)	55,972,244
215,721	TransUnion	14,418,792
		109,479,630
	Commercial Services—0.65%
116,005	Cintas Corp (a)	23,445,771
	Computer Aided Design—9.76%
490,730	Aspen Technology Inc * (a)	51,163,510
202,581	Autodesk Inc *	31,566,171
2,237,509	Cadence Design Systems Inc * (a)	142,104,197
1,092,016	Synopsys Inc *	125,745,642
		350,579,520
	Computer Data Security—1.07%
205,537	Qualys Inc *	17,006,131
421,214	Rapid7 Inc *	21,317,641
		38,323,772
	Computer Software—4.24%
929,548	Pivotal Software Inc, Class A *	19,381,076
1,883,119	SS&C Technologies Holdings Inc	119,935,849
657,621	Zuora Inc * (a)	13,172,149
		152,489,074
	E-Commerce / Products—4.07%
82,104	Amazoncom Inc *	146,206,698
	E-Commerce / Services—0.58%
267,764	Lyft Inc, Class A *	20,963,244
	Electronic Components–Semiconductors—2.97%
501,109	Microchip Technology Inc	41,572,003
512,698	Xilinx Inc	65,004,979
		106,576,982
	Enterprise Software / Services—2.76%
808,707	Coupa Software Inc *	73,576,163
341,166	Everbridge Inc *	25,590,862
		99,167,025

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2019
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Entertainment Software—4.00%
1,324,972	Activision Blizzard Inc (a)	$60,325,975
640,065	Electronic Arts Inc * (a)	65,049,806
194,083	Take-Two Interactive Software Inc *	18,315,613
		143,691,394
	Finance–Credit Card—4.19%
336,352	MasterCard Inc, Class A (a)	79,194,078
457,916	Visa Inc, Class A	71,521,900
		150,715,978
	Finance–Other Services—3.05%
145,117	CME Group Inc (a)	23,883,356
1,124,100	Intercontinental Exchange Inc (a)	85,588,974
		109,472,330
	Internet Application Software—4.96%
503,856	Anaplan Inc *	19,831,772
734,404	Okta Inc *	60,757,243
1,150,360	Zendesk Inc * (a)	97,780,600
		178,369,615
	Internet Content–Entertainment—2.78%
599,185	Facebook Inc, Class A * (a)	99,878,148
	Internet Security—1.38%
301,272	Proofpoint Inc	36,583,459
184,688	Zscaler Inc *	13,099,920
		49,683,379
	Internet Telephony—2.17%
722,987	RingCentral Inc, Class A *	77,937,999
	Machinery–Electric Utilities—0.57%
409,809	BWX Technologies Inc (a)	20,318,330
	Medical–Biomedical / Genetics—2.74%
343,649	Acceleron Pharma Inc *	16,003,734
163,839	Alnylam Pharmaceuticals Inc *	15,310,755
51,210	Blueprint Medicines Corp *	4,099,361
267,753	Deciphera Pharmaceuticals Inc *	6,214,547
795,611	Immunomedics Inc *	15,283,687
597,427	Ultragenyx Pharmaceutical Inc *	41,437,537
		98,349,621
	Medical–Drugs—0.63%
817,010	Array BioPharma Inc *	19,918,704
73,498	Tricida Inc *	2,838,493
		22,757,197
	REITS–Diversified—4.68%
398,115	American Tower Corp (a)	78,452,542
197,727	Equinix Inc (a)	89,601,967
		168,054,509

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		March 31, 2019
Shares		Fair Value
	Common Stocks (continued)
	Retail–Discount—0.38%
131,676	Dollar Tree Inc * (a)	$13,831,247
	Retail–Restaurants—2.22%
71,159	Chipotle Mexican Grill Inc *	50,544,949
293,443	Yum! Brands Inc (a)	29,288,546
		79,833,495
	Semiconductor Components–Integrated Circuits—2.89%
987,117	Analog Devices Inc (a)	103,913,807
	Semiconductor Equipment—3.71%
532,488	Applied Materials Inc (a)	21,118,474
283,156	KLA-Tencor Corp	33,811,658
206,289	Lam Research Corp	36,927,794
1,040,870	Teradyne Inc (a)	41,468,261
		133,326,187
	Specified Purpose Acquisitions—0.11%
294,057	Churchill Capital Corp, Class A *	3,952,126
	Therapeutics—0.53%
280,275	Agios Pharmaceuticals Inc * (a)	18,901,742
	Total United States (cost $1,981,844,833)	$3,035,751,467
	Total Common Stock (cost $2,703,820,838)	$3,985,924,474
Par
	Convertible Bond—0.88%
	United States—0.88%
	Internet Security—0.88%
28,573,000	Palo Alto Networks Inc 0.75% Debenture due 7/1/2023 (c)	31,637,148
	Total United States (cost $32,362,727)	$31,637,148
	Total Convertible Bond (cost $32,362,727)	$31,637,148
Shares
	Short-Term Securities—3.59%
	United States—3.59%
129,001,817	Dreyfus Treasury & Agency Cash Management, Institutional Shares, 2.29% (a) (b)	129,001,817
	Total United States (cost $129,001,817)	$129,001,817
	Total Short-Term Securities (cost $129,001,817)	$129,001,817
	Total Investments in Securities (cost $2,865,185,382)–115.41%	$4,146,563,439
	Other Liabilities in Excess of Assets–(15.41%)	$(553,682,448)
	Net Assets–100.00%	$3,592,880,991

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019. $128,105,031 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

March 31, 2019
Percentage of
Investments in Securities – By Industry	Net Assets (%)
Aerospace / Defense - Equipment	3.51
Aerospace / Defense	5.50
Applications Software	6.93
Athletic Footwear	1.62
Audio / Video Products	1.48
Building - Heavy Construction	1.02
Building Products - Cement /
Aggregate	1.58
Casino Hotels	0.69
Chemicals - Specialty	0.87
Coatings / Paint	0.67
Commercial Services - Finance	3.05
Commercial Services	0.65
Computer Aided Design	9.76
Computer Data Security	1.07
Computer Software	4.24
Cosmetics & Toiletries	0.14
E-Commerce / Products	8.35
E-Commerce / Services	0.58
Electronic Components -
Semiconductors	2.97
Energy - Alternate Sources	1.05
Enterprise Software / Services	2.76
Entertainment Software	8.50
Finance - Credit Card	4.19
Finance - Other Services	4.80
Industrial Automation / Robotics	0.58
Internet Application Software	7.32
Internet Content - Entertainment	2.92
Internet Security	2.26
Internet Telephony	2.17
Machinery - Electric Utilities	0.57
Medical - Biomedical / Genetics	2.74
Medical - Drugs	0.86
Metal Products - Distribution	0.34
REITS - Diversified	4.68
Retail - Discount	0.38
Retail - Restaurants	2.94
Schools	0.84
Semiconductor Components -
Integrated Circuits	2.89
Semiconductor Equipment	3.71
Short-Term Securities	3.59
Specified Purpose Acquisitions	0.11
Therapeutics	0.53
Total Investments in Securities	115.41%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional			March 31, 2019
Amount (USD)	Contracts		Fair Value
		Purchased Options—7.33%
		Equity Options—7.33%
		Equity Call Options—6.44%
		Argentina—2.39%
		E-Commerce / Services—2.39%
$175,175,000	5,005	MercadoLibre Inc, 09/20/2019, $350.00	$85,885,800
		Total Argentina (cost $64,029,159)	$85,885,800
		Belgium—0.25%
		Brewery—0.25%
43,015,000	6,145	Anheuser-Busch InBev SA/NV ADR, 09/20/2019, $70.00	9,186,775
		Total Belgium (cost $8,314,423)	$9,186,775
		Canada—0.04%
		Medical–Drugs—0.04%
22,478,500	4,087	Canopy Growth Corp, 07/19/2019, $55.00	670,268
		Total Canada (cost $2,529,048)	$670,268
		China—0.20%
		E-Commerce / Products—0.20%
41,743,000	16,055	JD.com Inc ADR, 06/21/2019, $26.00	7,385,300
		Total China (cost $7,482,253)	$7,385,300
		United States—3.56%
		Applications Software—0.85%
76,912,000	4,048	ServiceNow Inc, 05/17/2019, $190.00	22,992,640
48,420,000	4,035	Tableau Software Inc, Class A, 10/18/2019, $120.00	7,706,850
			30,699,490
		Automobile–Cars / Light Trucks—0.02%
20,063,000	20,063	Ford Motor Co, 01/17/2020, $10.00	642,016
		Beverage–Non-alcoholic—0.11%
58,593,600	12,207	Coca-Cola Co, 08/16/2019, $48.00	1,318,356
34,603,500	3,009	PepsiCo Inc, 06/21/2019, $115.00	2,647,920
			3,966,276
		Commercial Services–Finance—0.14%
26,266,500	4,041	Square Inc, Class A, 06/21/2019, $65.00	5,010,840
		Consumer Products–Miscellaneous—0.03%
52,923,000	4,071	Kimberly-Clark Corp, 07/19/2019, $130.00	977,040
		Cosmetics & Toiletries—0.62%
54,553,500	8,082	Colgate-Palmolive Co, 08/16/2019, $67.50	2,788,290
38,114,000	4,012	Procter & Gamble Co, 06/21/2019, $95.00	3,791,340
154,669,500	16,281	Procter & Gamble Co, 07/19/2019, $95.00	15,792,570
			22,372,200
		Diversified Manufacturing Operations—0.01%
24,075,600	20,063	General Electric Co, 06/21/2019, $12.00	260,819
		Electronic Components–Semiconductors—0.22%
30,645,000	2,043	NVIDIA Corp, 09/20/2019, $150.00	7,794,045
		Enterprise Software / Services—0.57%
81,664,000	5,104	Workday Inc, Class A, 09/20/2019, $160.00	20,671,200

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional			March 31, 2019
Amount (USD)	Contracts		Fair Value
		Equity Call Options (continued)
		United States (continued)
		Food–Miscellaneous / Diversified—0.07%
$30,630,000	6,126	General Mills Inc, 10/18/2019, $50.00	$2,297,250
42,420,000	8,080	Kraft Heinz Co, 04/18/2019, $52.50	40,400
			2,337,650
		Internet Content–Entertainment—0.19%
22,302,500	4,055	Roku Inc, 10/18/2019, $55.00	6,974,600
		Medical–Biomedical / Genetics—0.14%
14,646,600	8,137	Exelixis Inc, 08/16/2019, $18.00	5,207,680
		REITS–Storage—0.07%
42,567,000	2,027	Public Storage, 06/21/2019, $210.00	2,391,860
		Retail–Building Products—0.48%
69,650,000	7,960	Lowe's Cos Inc, 04/18/2019, $87.50	17,273,200
		Retail–Discount—0.04%
40,350,750	4,891	Target Corp, 07/19/2019, $82.50	1,491,755
		Total United States (cost $98,195,055)	$128,070,671
		Total Equity Call Options (cost $180,549,938)	$231,198,814

		Equity Put Options—0.89%
		China—0.22%
		Web Portals / ISP—0.22%
35,402,500	2,023	Baidu Inc, 06/21/2019, $175.00	2,852,430
67,534,500	4,093	Baidu Inc, 09/20/2019, $165.00	4,993,460
		Total China (cost $10,055,810)	$7,845,890
		United States—0.67%
		Computer Aided Design—0.02%
48,216,000	4,018	Autodesk Inc, 07/19/2019, $120.00	622,790
		Growth & Income–Large Cap—0.65%
194,541,200	8,174	SPDR S&P 500 ETF Trust, 06/21/2019, $238.00	547,658
1,013,887,000	42,070	SPDR S&P 500 ETF Trust, 06/21/2019, $241.00	3,281,460
230,582,000	9,812	SPDR S&P 500 ETF Trust, 09/20/2019, $235.00	2,001,648
245,962,200	9,878	SPDR S&P 500 ETF Trust, 09/20/2019, $249.00	3,289,374
509,704,800	19,756	SPDR S&P 500 ETF Trust, 09/20/2019, $258.00	8,988,980
248,841,400	9,914	SPDR S&P 500 ETF Trust, 12/20/2019, $251.00	5,522,098
			23,631,218
		Total United States (cost $63,751,663)	$24,254,008
		Total Equity Put Options (cost $73,807,473)	$32,099,898
		Total Equity Options (cost $254,357,411)	$263,298,712

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional				March 31, 2019
Amount (USD)	Contracts			Fair Value
		Currency Put Options—0.00%
		United States—0.00%
		Currency—0.00%	Counterparty
			Merrill Lynch Professional
$141,835,248	141,835,248	USD / CNH, 06/14/2019, $7.10	Clearing Corp.	$74,432
132,394,530	132,394,530	USD / CNH, 06/14/2019, $7.10	Morgan Stanley & Co., Inc.	69,478
		Total United States (cost $3,088,617)		$143,910
		Total Currency Put Options (cost $3,088,617)		$143,910
		Total Purchased Options (cost $257,446,028)		$263,442,622

ADR	American Depositary Receipt
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

March 31, 2019
Percentage of
Purchased Options – By Industry	Net Assets (%)
Applications Software	0.85
Automobile - Cars / Light Trucks	0.02
Beverage - Non-alcoholic	0.11
Brewery	0.25
Commercial Services - Finance	0.14
Computer Aided Design	0.02
Consumer Products -
Miscellaneous	0.03
Cosmetics & Toiletries	0.62
Currency	0.00
Diversified Manufacturing
Operations	0.01
E-Commerce / Products	0.20
E-Commerce / Services	2.39
Electronic Components -
Semiconductors	0.22
Enterprise Software / Services	0.57
Food - Miscellaneous / Diversified	0.07
Growth & Income - Large Cap	0.65
Internet Content - Entertainment	0.19
Medical - Biomedical / Genetics	0.14
Medical - Drugs	0.04
REITS - Storage	0.07
Retail - Building Products	0.48
Retail - Discount	0.04
Web Portals / ISP	0.22
Total Purchased Options	7.33%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		March 31, 2019
Shares		Fair Value
	Securities Sold, Not Yet Purchased—48.46%
	Common Stocks—48.46%
	Argentina—1.95%
	E-Commerce / Services—1.95%
137,807	MercadoLibre Inc	$69,968,748
	Total Argentina (proceeds $52,356,063)	$69,968,748
	Belgium—0.99%
	Brewery—0.99%
425,596	Anheuser-Busch InBev SA/NV ADR	35,737,296
	Total Belgium (proceeds $30,887,194)	$35,737,296
	Brazil—0.24%
	Finance - Credit Card—0.24%
282,881	Pagseguro Digital Ltd ADR	8,443,998
	Total Brazil (proceeds $6,537,553)	$8,443,998
	Canada—0.26%
	Medical - Drugs—0.26%
212,573	Canopy Growth Corp	9,219,291
	Total Canada (proceeds $10,383,058)	$9,219,291
	China—0.71%
	E-Commerce / Products—0.46%
663,742	Pinduoduo Inc ADR	16,460,802
	Metal - Aluminum—0.10%
6,610,800	China Zhongwang Holdings Ltd	3,604,383
	Semiconductor Components - Integrated Circuits—0.15%
5,220,500	Semiconductor Manufacturing International Corp	5,280,386
	Total China (proceeds $25,887,833)	$25,345,571
	France—0.49%
	Advertising Services—0.49%
329,977	Publicis Groupe SA	17,684,665
	Total France (proceeds $20,002,536)	$17,684,665
	Germany—0.57%
	Automobile - Cars / Light Trucks—0.57%
264,167	Bayerische Motoren Werke AG	20,392,619
	Total Germany (proceeds $21,183,894)	$20,392,619
	Hong Kong—1.51%
	Distribution / Wholesale—0.03%
5,500,000	Li & Fung Ltd	987,904
	Electric - Integrated—0.92%
546,000	CLP Holdings Ltd	6,329,467
3,858,500	Power Assets Holdings Ltd	26,763,906
		33,093,373
	Gas - Distribution—0.56%
8,455,894	Hong Kong & China Gas Co Ltd	20,272,731
	Total Hong Kong (proceeds $52,357,978)	$54,354,008

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2019
Shares		Fair Value
	Common Stocks (continued)
	Japan—5.45%
	Advertising Services—0.47%
399,400	Dentsu Inc	$16,869,449
	Cellular Telecommunications—0.20%
323,200	NTT DOCOMO Inc	7,158,376
	Cosmetics & Toiletries—0.26%
50,550	Kose Corp	9,284,740
	Electric - Integrated—0.96%
1,210,000	Chubu Electric Power Co Inc	18,895,831
1,040,721	Kansai Electric Power Co Inc	15,344,958
		34,240,789
	Industrial Automation / Robotics—0.42%
40,500	SMC Corp	15,195,962
	Office Automation & Equipment—1.10%
1,029,400	Canon Inc	29,881,756
633,900	Seiko Epson Corp	9,707,372
		39,589,128
	Photo Equipment & Supplies—0.19%
486,500	Nikon Corp	6,861,151
	Retail - Apparel / Shoes—1.04%
79,800	Fast Retailing Co Ltd	37,511,804
	Semiconductor Equipment—0.81%
202,277	Tokyo Electron Ltd	29,240,023
	Total Japan (proceeds $197,966,388)	$195,951,422
	United States—36.29%
	Advertising Agencies—1.00%
310,976	Interpublic Group of Cos Inc	6,533,606
403,125	Omnicom Group Inc	29,424,094
		35,957,700
	Apparel Manufacturers—0.48%
969,655	Hanesbrands Inc	17,337,431
	Applications Software—1.61%
125,217	ServiceNow Inc	30,864,738
213,183	Tableau Software Inc, Class A	27,133,932
		57,998,670
	Automobile - Cars / Light Trucks—0.19%
784,947	Ford Motor Co	6,891,835
	Beverages - Non-alcoholic—2.07%
1,051,623	Coca-Cola Co	49,279,054
204,223	PepsiCo Inc	25,027,529
		74,306,583
	Beverages - Wine / Spirits—0.23%
153,633	Brown-Forman Corp, Class B	8,108,750

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2019
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Commercial Services - Finance—1.00%
415,284	H&R Block Inc	$9,941,899
348,432	Square Inc, Class A	26,104,525
		36,046,424
	Computer Software—0.38%
314,694	Teradata Corp	13,736,393
	Computers—0.87%
164,275	Apple Inc	31,204,036
	Consumer Products - Miscellaneous—0.90%
260,202	Kimberly-Clark Corp	32,239,028
	Cosmetics & Toiletries—4.67%
452,994	Colgate-Palmolive Co	31,048,209
1,314,652	Proctor & Gamble Co	136,789,541
		167,837,750
	Diversified Manufacturing Operations—0.63%
76,702	3M Co	15,937,142
686,234	General Electric Co	6,855,478
		22,792,620
	Electric - Integrated—1.99%
383,220	Consolidated Edison Inc	32,500,888
305,453	Duke Energy Corp	27,490,770
225,310	Southern Co	11,644,021
		71,635,679
	Electronic Components - Semiconductors—3.81%
171,047	NVIDIA Corp	30,713,199
1,001,039	Texas Instruments Inc	106,180,207
		136,893,406
	Enterprise Software / Services—2.23%
415,166	Workday Inc, Class A	80,064,763
	Finance - Credit Card—0.40%
768,178	Western Union Co	14,188,248
	Food - Confectionery—0.19%
60,094	Hershey Co	6,900,594
	Food - Miscellaneous / Diversified—1.12%
319,683	General Mills Inc	16,543,595
415,735	Kellogg Co	23,854,874
		40,398,469
	Internet Content - Entertainment—0.34%
190,598	Roku Inc	12,295,477
	Investment Management / Advisory Services—0.91%
343,761	Franklin Resources Inc	11,392,240
689,756	Invesco Ltd	13,319,188
80,936	T Rowe Price Group Inc	8,103,312
		32,814,740

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2019
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Biomedical / Genetics—0.89%
90,925	Amgen Inc	$17,273,932
615,194	Exelixis Inc	14,641,617
		31,915,549
	Medical - Drugs—0.65%
168,154	AbbVie Inc	13,551,531
232,368	Pfizer Inc	9,868,669
		23,420,200
	Motorcycle / Motor Scooter—0.27%
269,942	Harley-Davidson Inc	9,626,132
	Real Estate Management / Services—0.25%
791,163	Realogy Holdings Corp	9,019,258
	REITS - Apartments—0.76%
136,289	AvalonBay Communities Inc	27,357,291
	REITS - Diversified—0.54%
202,355	Duke Realty Corp	6,188,016
196,551	Vornado Realty Trust	13,255,399
		19,443,415
	REITS - Health Care—0.76%
636,740	HCP Inc	19,929,962
112,847	Ventas Inc	7,200,767
		27,130,729
	REITS - Office Property—0.63%
88,566	Boston Properties Inc	11,857,216
121,261	SL Green Realty Corp	10,903,789
		22,761,005
	REITS - Regional Malls—0.77%
151,219	Simon Property Group Inc	27,553,614
	REITS - Shopping Centers—0.94%
141,070	Federal Realty Investment Trust	19,446,500
210,415	Regency Centers Corp	14,200,908
		33,647,408
	REITS - Storage—1.60%
121,945	Extra Space Storage Inc	12,427,415
207,279	Public Storage	45,141,221
		57,568,636
	Retail - Apparel / Shoes—0.17%
729,370	Ascena Retail Group Inc	787,720
422,089	Chico’s FAS Inc	1,802,320
427,287	Tailored Brands Inc	3,349,930
		5,939,970
	Retail - Arts & Crafts—0.19%
582,340	Michaels Cos Inc	6,650,323

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		March 31, 2019
Shares		Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail - Bedding—0.09%
188,245	Bed Bath & Beyond Inc	$3,198,283
	Retail - Discount—1.05%
468,518	Target Corp	37,603,255
	Retail - Major Department Stores—0.46%
374,800	Nordstrom Inc	16,633,624
	Retail - Miscellaneous / Diversified—0.20%
381,829	Sally Beauty Holdings Inc	7,029,472
	Retail - Regional Department Stores—0.72%
121,309	Dillard’s Inc, Class A	8,736,674
251,264	Kohl’s Corp	17,279,425
		26,016,099
	Retail - Restaurants—0.33%
242,329	Cheesecake Factory Inc	11,854,734
	Total United States (proceeds $1,262,389,251)	$1,304,017,593
	Total Common Stocks (proceeds $1,679,951,748)	$1,741,115,211
	Total Securities Sold, Not Yet Purchased (proceeds $1,679,951,748)	$1,741,115,211

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

      ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

March 31, 2019
Securities Sold,	Percentage of
Not Yet Purchased – By Industry	Net Assets (%)
Advertising Agencies	1.00
Advertising Services	0.96
Apparel Manufacturers	0.48
Applications Software	1.61
Automobile - Cars / Light Trucks	0.76
Beverages - Non-alcoholic	2.07
Beverages - Wine / Spirits	0.23
Brewery	0.99
Cellular Telecommunications	0.20
Commercial Services - Finance	1.00
Computer Software	0.38
Computers	0.87
Consumer Products - Miscellaneous	0.90
Cosmetics & Toiletries	4.93
Distribution / Wholesale	0.03
Diversified Manufacturing Operations	0.63
E-Commerce / Products	0.46
E-Commerce / Services	1.95
Electric - Integrated	3.87
Electronic Components - Semiconductors	3.81
Enterprise Software / Services	2.23
Finance - Credit Card	0.64
Food - Confectionery	0.19
Food - Miscellaneous / Diversified	1.12
Gas - Distribution	0.56
Industrial Automation / Robotics	0.42
Internet Content - Entertainment	0.34
Investment Management / Advisory Services	0.91
Medical - Biomedical / Genetics	0.89
Medical - Drugs	0.26
Metal - Aluminum	0.75
Motorcycle / Motor Scooter	0.27
Office Automation & Equipment	1.10
Photo Equipment & Supplies	0.19
Real Estate Management / Services	0.25
REITS - Apartments	0.76
REITS - Diversified	0.54
REITS - Health Care	0.76
REITS - Office Property	0.63
REITS - Regional Malls	0.77
REITS - Shopping Centers	0.94
REITS - Storage	1.60
Retail - Apparel / Shoes	1.21
Retail - Arts & Crafts	0.19
Retail - Bedding	0.09
Retail - Discount	1.05
Retail - Major Department Stores	0.46
Retail - Miscellaneous / Diversified	0.20
Retail - Regional Department Stores	0.72
Retail - Restaurants	0.33
Semiconductor Components - Integrated Circuits	0.15
Semiconductor Equipment	0.81
Total Securities Sold,
Not Yet Purchased	48.46%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			March 31, 2019
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Swap Contracts—2.47%
	Total Return Swap Contracts–Appreciation—2.95%
	Australia—0.25%
	Commercial Banks Non-US—0.23%
$(44,434,994)	12/23/2019	Australia & New Zealand Banking Group Ltd	$2,707,738
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(17,670,479)	12/23/2019	Bank of Queensland Ltd	1,904,708
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(44,355,426)	12/23/2019	Westpac Banking Corp	3,554,167
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			8,166,613
	Food–Retail—0.02%
(14,435,429)	12/23/2019	Coles Group Ltd	806,970
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Coles Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Australia		$8,973,583
	Brazil—0.02%
	Commercial Services–Finance—0.02%
(5,221,205)	1/29/2021	Cielo SA	832,728
		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 8.75%**.
	Total Brazil		$832,728
	Japan—0.06%
	Electric Products–Miscellaneous—0.06%
(16,221,599)	3/4/2024	Casio Computer Co Ltd	1,895,118
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Casio Computer Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2019
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts—Appreciation (continued)
	Japan (continued)
	Gas–Distribution—0.00%
$(17,614,925)	3/4/2024	Osaka Gas Co Ltd.	$80,656
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Osaka Gas Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$1,975,774
	South Korea—0.58%
	Electronic Components–Semiconductors—0.58%
24,969,345	3/4/2024	Samsung Electronics Co Ltd	18,461,741
		Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
(21,315,374)	3/4/2024	SK Hynix Inc	2,362,313
		Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			20,824,054
	Total South Korea		$20,824,054
	Spain—0.29%
	Food–Retail—0.05%
(2,310,365)	2/26/2024	Distribuidora Internacional de Alimentacion SA	1,791,427
		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 11.25%**.
	Satellite Telecommunications—0.24%
14,714,872	2/26/2024	Cellnex Telecom SAU	8,766,468
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Total Spain		$10,557,895

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2019
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts—Appreciation (continued)
	Taiwan—0.07%
	Computers–Peripheral Equipment—0.07%
$(13,280,563)	3/4/2024	Innolux Display Corp	$2,255,218
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.50%**.
	Total Taiwan		$2,255,218
	United Kingdom—0.12%
	Retail–Discount—0.04%
8,452,660	12/11/2023	B&M European Value Retail SA	1,284,722
		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Retail–Major Department Store—0.08%
(15,228,533)	12/11/2023	Marks & Spencer Group PLC	3,115,221
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$4,399,943
	United States—1.56%
	Private Equity—0.07%
5,393,952	3/4/2024	Apollo Global Management LLC, Class A	1,071,061
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Apollo Global Management LLC, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
3,515,192	3/4/2024	KKR & Co Inc, Class A	1,383,069
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of KKR & Co Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
			2,454,130
	Web Portals / ISP—1.49%
71,619,900	3/4/2024	Alphabet Inc, Class A	53,592,918
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.
	Total United States		$56,047,048
	Total Return Swap Contracts–Appreciation ****		$105,866,243

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2019
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts–Depreciation—0.48%
	Australia—0.15%
	Food–Retail—0.15%
$(25,752,262)	12/23/2019	Wesfarmers Ltd	$5,309,603
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(16,352,908)	12/23/2019	Woolworths Group Ltd	102,882
		Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
			5,412,485
	Total Australia		$5,412,485
	Brazil—0.02%
	E-Commerce / Products—0.01%
2,128,784	1/29/2021	B2W Cia Digital	398,013
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B2W Cia Digital in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Finance–Other Services—0.01%
8,675,774	1/29/2021	B3 SA–Brasil Bolsa Balcao	339,485
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA–Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.
	Total Brazil		$737,498
	Japan—0.10%
	Electric–Integrated—0.03%
(10,623,544)	3/4/2024	Tokyo Electric Power Co Holdings Inc.	1,135,630
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Electric Products–Miscellaneous—0.01%
(10,675,039)	3/4/2024	Brother Industries Ltd	398,233
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Brother Industries Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			March 31, 2019
Notional			Unrealized
Amount	Maturity		Appreciation /
(USD)	Date*		Depreciation***
	Total Return Swap Contracts–Depreciation (continued)
	Japan (continued)
	Office Automation & Equipment—0.06%
$(24,388,247)	3/4/2024	Ricoh Co Ltd	$2,136,221
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
	Total Japan		$3,670,084
	Taiwan—0.03%
	Electronic Components–Miscellaneous—0.02%
(14,274,420)	3/4/2024	AU Optronics Corp	782,069
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.25%**.
	Semiconductor Components–Integrated Circuits—0.01%
(5,245,667)	3/4/2024	United Microelectronics Corp	242,367
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%**.
	Total Taiwan		$1,024,436
	United Kingdom—0.08%
	Retail–Apparel / Shoes—0.08%
(16,231,338)	12/11/2023	Next PLC	2,838,648
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.
	Total United Kingdom		$2,838,648
	United States—0.10%
	Private Equity —0.10%
41,857,707	3/4/2024	Carlyle Group LP	3,446,986
		Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group LP in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.
	Total United States		$3,446,986
	Total Return Swap Contracts–Depreciation *****		$17,130,137
	Total Swap Contracts, net		$88,736,106

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of March 31, 2019.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

March 31, 2019
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Commercial Banks Non-U.S.	0.23
Commercial Services - Finance	0.02
Computers - Peripheral Equipment	0.07
E-Commerce / Products	(0.01)
Electric - Integrated	(0.03)
Electric Products - Miscellaneous	0.05
Electronic Components - Miscellaneous	(0.02)
Electronic Components - Semiconductors	0.58
Finance - Other Services	(0.01)
Food - Retail	(0.08)
Gas - Distribution	0.00
Office Automation & Equipment	(0.06)
Private Equity	(0.03)
Retail - Apparel / Shoes	(0.08)
Retail - Discount	0.04
Retail - Major Department Store	0.08
Satellite Telecommunications	0.24
Semiconductor Components - Integrated Circuits	(0.01)
Web Portals / ISP	1.49
Total Swap Contracts	2.47%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the
Six Months Ended
March 31, 2019
Investment Income
Interest	$19,896,634
Dividends (net of foreign withholding tax of $345,935)	13,424,066
Other	11,906
Total investment income	33,332,606
Expenses
Incentive Fee	42,446,549
Management fees	23,914,570
Dividends on securities sold, not yet purchased	19,614,478
Stock loan fees	16,629,914
Distribution and shareholder servicing fees - Class A Shares	10,092,974
Interest expense	1,182,103
Administration fees	1,018,330
Transfer agent fees	373,299
Custody fees	286,849
Professional fees	271,587
Registration fees	60,326
Insurance expense	51,182
Trustees’ fees	37,500
Miscellaneous expense	620,763
Total expenses	116,600,424
Net investment loss	(83,267,818)
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	63,285,836
Purchased options	52,485,837
Securities sold, not yet purchased	2,885,471
Total return swap contracts	(518,109)
Forward contracts	6,172,955
Foreign currency transactions	(625,007)
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	123,686,983
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts
Investment securities of unaffiliated issuers	148,645,225
Purchased options	66,308,978
Securities sold, not yet purchased	(91,848,062)
Total return swap contracts	6,745,911
Forward contracts	(6,625,970)
Foreign currency transactions	78,794
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	123,304,876
Net realized gain/(loss) and net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	246,991,859
Net increase in net assets resulting from operations	$163,724,041

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	March 31, 2019	For the Year Ended
	(Unaudited)	September 30, 2018
From operations:

Net investment loss	$(83,267,818)	$(129,061,099)
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	123,686,983	62,974,069
Net change in unrealized appreciation/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swap contracts	123,304,876	251,159,372

Net increase/(decrease) in net assets resulting from operations	163,724,041	185,072,342

Distributions to shareholders:
Class A ($0.6982 and $0.3606 per share for each period respectively)	(117,226,461)	(47,400,112)
Class W ($0.6982 and $0.3606 per share for each period respectively)	(28,275,583)	(7,980,387)
Net decrease in net assets resulting from distributions to shareholders	(145,502,044)	(55,380,499)

From transactions in shares:
Proceeds from sales of shares
Class A	200,182,391	657,766,965
Class W	86,332,660	224,318,992
Total proceeds from sale of shares	286,515,051	882,085,957
Reinvestment of distributions
Class A	111,868,046	45,103,651
Class W	19,259,159	5,947,388
Total reinvestment of distributions	131,127,205	51,051,039
Payment for shares repurchased
Class A	(75,619,793)	(69,576,551)
Class W	(19,474,735)	(12,471,878)
Total payment for shares repurchased	(95,094,528)	(82,048,429)
Exchange of shares
Class A	(2,777,071)	(11,205,926)
Class W	2,777,071	11,205,926
Total exchange of shares	—	—

Net increase/(decrease) in net assets from transactions in shares	322,547,728	851,088,567

Net increase/(decrease) in net assets	340,769,725	980,780,410

Net assets at beginning of period	3,252,111,266	2,271,330,856

Net assets at end of period	$3,592,880,991	$3,252,111,266

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited)

For the
Six Months Ended
March 31, 2019
Cash flows from operating activities
Net increase in net assets resulting from operations	$163,724,041
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Proceeds from sales of long-term investment securities	2,270,234,986
Purchases of long-term investment securities	(2,379,029,364)
Proceeds from long-term securities sold short, not yet purchased	3,210,120,814
Cover of long-term securities sold short, not yet purchased	(3,099,007,489)
Proceeds from sales of short-term investment securities	105,544,849
Purchases of short-term investment securities	(90,671,974)
Proceeds from sales of short-term purchased options	521,946,532
Purchases of short-term purchased options	(458,889,606)
Proceeds from swap contracts	(518,109)
Amortization of market premium	79,057
Net payments from forward contracts	6,172,955
Net realized gain/(loss) from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	(123,686,983)
Net change in unrealized (appreciation)/depreciation from investment activities, foreign currency transactions, forward contracts, purchased options and total return swaps	(123,304,876)
Changes in assets and liabilities related to operations:
Increase in deposits at brokers for securities sold, not yet purchased	(137,646,495)
Decrease in receivable for investment securities sold	103,271,849
Increase in cash collateral received for total return swap contracts	(3,990,000)
Increase in due from brokers	(27,676,558)
Increase in variation margin receivable	(216,106)
Decrease in dividends receivable	315,963
Increase in interest receivable	(1,396,698)
Decrease in other assets	74,454
Decrease in payable for investment securities purchased	(78,552,562)
Increase in due to brokers	5,163,690
Decrease in accrued incentive fees	(3,559,931)
Increase in management fees payable	555,348
Increase in dividends payable on securities sold, not yet purchased	20,116
Increase in stock loan fee payable	610,924
Increase in distribution and shareholders servicing fees payable	214,855
Increase in professional fees payable	48,439
Increase in administration fees payable	183,889
Decrease in variation margin payable	(2,539,805)
Decrease in due to custodian	(1,649)
Decrease in miscellaneous expenses payable	(40,100)
Net cash used in operating activities	(142,445,544)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CASH FLOWS (Unaudited) (concluded)

For the
Six Months Ended
March 31, 2019
Cash flows from financing activities
Net proceeds from sale of shares	286,515,051
Distributions to shareholders, including the change in withdrawals payable	18,482,102
Payment for shares repurchased	(95,094,528)
Net cash provided by financing activities	209,902,625
Effect of exchange rate on cash	(546,213)
Net change in cash and cash equivalents and restricted cash	66,910,868
Cash and cash equivalents and restricted cash at beginning of period	26,699,362
Cash and cash equivalents and restricted cash at end of period	$93,610,230
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,330,658
Supplemental Disclosure of Non-Cash Financing Activities
Distributions to shareholders	$(145,502,044)
Reinvestment of distributions	$131,127,205

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Both the Adviser and Alkeon are registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in publicly-traded equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes (leverage). The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $50,000. Minimum subsequent investments must be at least $5,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with brokers or dealers retained by Breakwater Group Distribution Services, LLC (the “Underwriter”) to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class A Shares are subject to a front-end sales charge of up to 3% of the amount invested and a distribution and shareholder servicing fee. Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable, and whose financial advisor recommends their investment in the Fund. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,100,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Shares of the Fund are offered for purchase on a monthly basis in a continuous offering at their net asset value per share. Shares will be issued at the net asset value per share next computed after acceptance of an order to purchase shares. Purchase orders for shares sold in connection with a monthly offering must be received prior to the close of business on the day of the month specified by the Underwriter (typically the last business day of the month). Purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund (net of the sales load, if applicable) as of the first business day of the next month following submission of an investor’s purchase order. The Fund reserves the right to suspend or terminate the offering of shares at any time.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

1. Organization (continued)

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “Authoritative Guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Net increase in net assets resulting from operations, as presented in the Statement of Operations, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance therein.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. The Fund employs the specific identification method of inventory accounting. Dividends are recorded on the ex-dividend date, net of foreign withholding tax, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income and expense are recorded on the accrual basis. Dividends on securities sold, not yet purchased are an expense to the Fund. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless the Adviser believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the year ended September 30, 2018, no portfolio securities or liabilities were subject to Fair Value Determination.

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC Topic 820 fair value hierarchy levels as of March 31, 2019.

				Balance
	Level 1	Level 2	Level 3	March 31, 2019
Assets
Investment Securities
Common Stocks	$3,985,924,474	$—	$—	$3,985,924,474
Convertible Bond	—	31,637,148	—	31,637,148
Short-Term Securities	129,001,817	—	—	129,001,817
Purchased Options	263,298,712	143,910	—	263,442,622
Total Return Swap Contracts	—	105,866,243	—	105,866,243
Total Assets	$4,378,225,003	$137,647,301	$—	$4,515,872,304

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$1,741,115,211	$—	$—	$1,741,115,211
Total Return Swap Contracts	—	17,130,137	—	17,130,137
Total Liabilities	$1,741,115,211	$17,130,137	$—	$1,758,245,348

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2019, the Fund held $67,986,073 in cash equivalents in a BNY Mellon Money Market Account, $93,678 in U.S. Dollars restricted cash and $26,170,883 in foreign currency cash balances. These amounts are presented in the Statement of Assets and Liabilities as cash and cash equivalents. Money market accounts are not subject to federally insured bank deposit limits.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

c. Cash and Cash Equivalents (continued)

The Fund maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

As further discussed in Note 2.f., the Fund has additional cash and cash equivalents on deposit with brokers primarily to satisfy margin and short sale requirements at March 31, 2019.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with Authoritative Guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Also, the Fund intends to distribute each year substantially all of its net investment company taxable income and net realized capital gains, if any, to shareholders and therefore not be required to pay federal income taxes. Accordingly, no provision for federal income or excise tax is required.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar and foreign currency cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc., Merrill Lynch Professional Clearing Corp. and Credit Suisse Securities (USA) LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from broker primarily represents receivables for funds held by the broker which result from cash proceeds from the unwinding of swap positions and other trades. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of debit cash balances generated through trading activities held at the Fund’s custodian, The Bank of New York Mellon (the “Custodian”). All amounts due to brokers and custodians will be paid within one year.

Cash balances held at the Fund’s prime brokers that result from proceeds of securities sold, not yet purchased are presented as part of deposits at brokers for securities sold, not yet purchased in the Statement of Assets and Liabilities.

Due to broker also includes the obligation to return cash collateral received from a counterparty due to the appreciation in the fair market value of the fund’s swap instruments, as further discussed in Note 2.g.

g. Cash Collateral Received for Total Return Swap Contracts and Variation Margin Receivable/Payable

Cash is paid/received periodically (subject to certain thresholds) to/from the counterparty due to the appreciation or depreciation in the fair market values of the Fund’s swap instruments. Settled payments are recorded as Cash Collateral Received for total return swap contracts in the Statement of Assets and Liabilities. Variation Margin Receivable/Payable represents the amount of such payments due from/to counterparty which have not been settled in the Statement of Assets and Liabilities. As of March 31, 2019, the amount of such cash collateral received was $88,520,000 and the amount of Variation Margin Receivable was $216,106 as presented in the Statement of Assets and Liabilities. See also Note 12 below.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

h. Receivable for Investment Securities Sold and Payable for Investment Securities Purchased

Receivable for investment securities sold and Payable for investment securities purchased represents trades that occurred prior to the end of the Fiscal Period but have not settled as of the end of the Fiscal Period (as defined below). These amounts are presented in the Statement of Assets and Liabilities.

It’s the Fund’s policy to monitor the credit risk of the brokers with which it conducts business.

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2019, Management Fees totaled $23,914,570, included in the Statement of Operations, of which $4,569,827 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

“Fiscal Period” means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

4. Incentive Fee (continued)

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2019, accrued Incentive Fees amounted to $42,446,549, which is presented in the Statement of Operations, all of which remained payable at the end of the reporting period as presented in the Statement of Assets and Liabilities.

5. Distribution and Shareholder Servicing Fees

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A Shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling Shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A Shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W Shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2019, Distribution and Shareholder Servicing Fees amounted to $10,092,974 and is included in the Statement of Operations. At March 31, 2019, $1,925,527 remained payable as distribution and shareholder servicing fees as presented in the Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of-pocket expenses. For the six months ended March 31, 2019, administration fees amounted to $1,018,330. At March 31, 2019, $518,280 of administration fees remained payable, as presented in the Statement of Assets and Liabilities, representing three months’ worth of such fees.

The Custodian serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (“Breakwater”). Alkeon, the sole member of the Adviser, is the non-managing member of Breakwater, a broker-dealer that employs certain of Alkeon’s employees. Breakwater, an underwriter under the federal securities laws, serves as Underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the Underwriter’s distribution agreement with the Fund, the Underwriter may retain Selling Agents to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

6. Administration Fee, Related Party Transactions and Other (continued)

Each Independent Trustee receives an annual retainer of $45,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote. Other than the foregoing, the Fund has no other commitments or contingencies.

8. Securities Transactions

Aggregate purchases and sales of long-term investment securities for the six months ended March 31, 2019 amounted to $2,379,029,364 and $2,270,234,986, respectively. For the six months ended March 31, 2019, there were no transactions of government securities.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2019, the average daily amount of such borrowings was $13,086,278 and the daily weighted average annualized interest rate was 3.39%. At March 31, 2019, the total amount of such borrowings was $8,918,021, presented as part of due to brokers in the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended		For the Year Ended
	March 31, 2019 Shares		September 30, 2018 Shares
	Class A	Class W	Class A	Class W
Shares at the beginning of the period	162,447,134	37,334,526	125,217,270	19,152,741
Shares sold	12,887,126	7,317,963	39,303,457	17,756,501
Shares reinvested	7,704,411	1,781,606	2,796,258	490,709
Shares repurchased	(4,802,523)	(1,730,241)	(4,173,765)	(991,573)
Shares exchanged *	(161,878)	216,749	(696,086)	926,148
Net increase (decrease)	15,627,136	7,586,077	37,229,864	18,181,785
Shares at the end of the period	178,074,270	44,920,603	162,447,134	37,334,526
____________________

*	For the six months ended March 31, 2019 and year ended September 30, 2018, $2,777,071 and $11,205,926 represents the value of Class A and W Shares exchanged, in the aggregate, respectively. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2019, the Adviser and its affiliates own 11,397.276 Class A Shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. The Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as Dividends on securities sold, not yet purchased on the Statement of Operations. In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The fees are presented as Stock loan fees on the Statement of Operations. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain.

The Fund’s short sales have the effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on swap contracts is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/depreciation on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund.

Foreign (Non-U.S.) Risk – Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

The Fund may also invest in convertible bonds.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non-investment grade debt securities to make principal

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2019, the fair value of the above-mentioned investments was $31,637,148 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds (“ETFs”) that are registered under the 1940 Act and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2019, the Fund held no positions of the above-mentioned investments.

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk (continued)

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

At March 31, 2019, the fair value of the above-mentioned investments was $129,001,817 and is presented as part of investments in securities on the Statement of Assets and Liabilities.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At March 31, 2019, the net amount of the fair value of the above-mentioned investments was $88,736,106 and is presented as unrealized appreciation on total return swap contracts and unrealized depreciation on total return swap contracts on the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2019, the fair value of the above-mentioned investments was $263,298,712 and is presented as part of Purchased options in the Statement of Assets and Liabilities.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/depreciation from investment activities and foreign currency transactions and in net realized gain/(loss) from investment activities on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Transactions (continued)

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At March 31, 2019, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2019, the fair value of the currency options was $143,910 and is presented as part of Purchased options in the Statement of Assets and Liabilities.

12. Balance Sheet Offsetting

In the normal course of business, the Fund enters into derivative transactions subject to enforceable master netting agreements. International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions and related collateral entered into by the Fund and its counterparties. The Fund has entered into ISDA Master Agreements with all of its counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of termination or default.

Events of termination include conditions that may entitle the Fund/counterparty to elect to terminate an agreement early and cause the settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate a contract early could be material to the financial statements.

In an event of default (i.e. the Fund/counterparty a) fails to post collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), the counterparty/Fund has the right to set-off any amounts payable by the Fund/counterparty with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty/Fund has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options, and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund/counterparty. Generally, the amount of collateral due to/from a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from the counterparty’s non-performance.

The Fund has elected to not offset eligible financial instruments in the Statement of Assets and Liabilities pursuant to the ISDA Master Agreements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

The Fund’s derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV over a specified time period. If an event occurred at March 31, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral already posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivative instruments in a net liability position for the Fund as of March 31, 2019, as disclosed in the table below. The aggregate fair value of cash and securities posted as collateral as of March 31, 2019 was $128,105,031. If the credit-risk-related contingent features were triggered at the end of the reporting period, no additional collateral would be required to be posted.

At March 31, 2019, no event occurred that triggered a credit-risk-related contingent feature.

Offsetting of Financial Assets and Derivative Assets

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Assets			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Assets	Instruments	Received (a)	Amount
Total return swap
contracts	$105,866,243	$(17,130,137)	$88,736,106	$—	$88,520,000	$216,106
Purchased
options	$263,442,622	$—	$263,442,622	$—	$—	$263,442,622

Offsetting of Financial Liabilities and Derivative Liabilities

Gross Amounts Not
	Gross Amount of			Offset in the Statement of
	Recognized Liabilities			Assets and Liabilities
	Presented in the				Cash or Securities
	Statement of Assets	Gross	Net Amounts	Financial	Collateral	Net
	and Liabilities	Amounts Offset	of Liabilities	Instruments	Pledged (a)	Amount
Total return
swap contracts	$17,130,137	$(17,130,137)	$—	$—	$—	$—
____________________
(a)

As of March 31, 2019, the total amount of cash or securities collateral received/pledged is more than the amount reported due to over-collateralization. As of March 31, 2019 the amount of cash or securities collateral received from the counterparty is $88,520,000 and is included as part of cash collateral received for total return swap contracts in the Statement of Assets and Liabilities. The amount of cash or securities collateral pledged to the counterparty is $128,105,031. Securities collateral pledged to the counterparty is based off of notional exposure. The amount of collateral pledged to the counterparty is currently included in the Dreyfus Treasury & Agency Cash Management, Institutional investment, as noted within the Schedule of Investments.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

The fair value of derivative instruments as of March 31, 2019 was as follows:

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Asset derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$105,866,243	$—
Purchased options (b)	263,298,712	143,910
Total	$369,164,955	$143,910

	Fair Value on the
	Statement of Assets and Liabilities
		Foreign
Liability derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (c)	$17,130,137	$—
Total	$17,130,137	$—

(a)	Presented as part of unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.
(b)	Presented as part of purchased options, at fair value in the Statement of Assets and Liabilities.
(c)	Presented as part of unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

Effect of derivative instruments trading activities for the six months ended March 31, 2019:

	Realized gain/(loss) recognized on
	the Statement of Operations
		Foreign
Derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$(518,109)	$—
Purchased options (b)	50,584,374	1,901,463
Forward contracts (c)	—	6,172,955
Total	$50,066,265	$8,074,418

(a)	Presented as part of net realized gain/(loss) from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net realized gain/(loss) from purchased options in the Statement of Operations.
(c)	Presented as part of net realized gain/(loss) from forward contracts in the Statement of Operations.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

	Net change in unrealized gain/(loss)
	recognized on the
	Statement of Operations
		Foreign
Derivatives not accounted for as hedging instruments	Equity Risk	Exchange Risk
Total return swap contracts (a)	$6,745,911	$—
Purchased options (b)	73,700,035	(7,391,057)
Forward contracts (c)	—	(6,625,970)
Total	$80,445,946	$(14,017,027)
(a)	Presented as part of net change in unrealized appreciation/depreciation from total return swap contracts in the Statement of Operations.
(b)	Presented as part of net change in unrealized appreciation/depreciation from purchased options in the Statement of Operations.
(c)	Presented as part of net change in unrealized appreciation/depreciation from forward contracts in the Statement of Operations.

The average volume of derivative activities for the six months ended March 31, 2019 are as follows:

Derivatives not accounted for as hedging instruments	Derivative Volume
Total return swap contracts (a)	$(155,918,389)
Purchased options (b)	210,362,306
Forward contracts (c)	(252,296,955)
(a)	Average notional cost basis of the underlying securities within each total return swap contract at the end of each month of the Fiscal Period.
(b)	Average cost basis of the purchased options at the end of each month of the Fiscal Period.
(c)	Average contract value of the underlying currency within the Forward Contracts at the end of each month of the Fiscal Period.

13. Federal Tax Information

During the year ended September 30, 2018, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2018, the Fund had no capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2017 and certain ordinary losses realized after December 31, 2017 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2018, the Fund incurred and elected to defer qualified late-year ordinary loss of $101,657,192.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

As of September 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	119,284,993
Accumulated realized capital and other losses:	(101,657,192)
Net unrealized appreciation/depreciation:	1,103,196,694
Total	$1,120,824,495

As of September 30, 2018, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including securities sold, not yet purchased, options, forward contracts and swap contracts were as follows:

Excess of value over tax cost gross appreciation	$1,369,484,787
Excess of tax cost over value gross depreciation	(142,929,277)
Net unrealized appreciation	$1,226,555,510

Cost of total investments for income tax purposes	$3,057,840,031

The authoritative guidance requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV. The permanent differences are primarily attributable to the write-off of net investment loss. For the year ended September 30, 2018, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:

	Increase	Increase
	Undistributed	Accumulated
Decrease	Net Investment	Realized
Paid-in-Capital	Income/(Loss)	Gain/(Loss)
$(166,660,892)	$(158,969,849)	$7,691,043

During the years ended September 30, 2018, and September 30, 2017, the tax character of the dividends paid by the Fund was $55,380,499 long-term capital gains and $21,304,082 long-term capital gains, respectively.

ASC Topic 740 Accounting for Uncertainty in Income Taxes (“ASC Topic 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s financial statements. ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC Topic 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2012 through 2017, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At September 30, 2018, the Fund had no deferred tax liability.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown.

	Class A
	For the	For the	For the	For the	For the	For the
	Six Months	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	March 31,	September 30,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016	2015	2014
Net asset value per Share,
beginning of period	$17.06	$16.26	$13.67	$12.56	$12.76	$13.06
Income from investment operations (a):
Net investment income/(loss)	(0.41)	(0.80)	(1.15)	(0.58)	(0.40)	(0.38)
Net realized and net change in
unrealized gain/(loss) from
investment activities, foreign
currency transactions, forward
contracts, purchased options
and total return swaps	1.03	1.96	3.90	1.72	0.69	0.14
Total income/(loss) from
investment operations	0.62	1.16	2.75	1.14	0.29	(0.24)
Distributions to shareholders:
Total distributions
to shareholders	(0.70)	(0.36)	(0.16)	(0.03)	(0.49)	(0.06)
Net asset value per Share, end of period	$16.98	$17.06	$16.26	$13.67	$12.56	$12.76
Total return—gross (b) (c) (d)	5.52%	8.81%	25.24%	11.20%	2.21%	(1.76%)
Total return—net (b) (c) (d)	4.32%	7.27%	20.38%	9.08%	2.14%	(1.84%)
Ratios/supplemental data:
Net assets (dollars in thousands),
end of period	3,023,425	2,770,900	2,036,070	1,598,802	1,548,684	1,468,900
Average net assets (dollars in
thousands), end of period	2,703,082	2,434,394	1,736,959	1,634,591	1,596,336	1,408,062
Ratio of expenses to average net
assets (d) (e)	6.09%	6.37%	9.60%	6.03%	4.02%	3.99%
Ratio of net investment income/(loss)
to average net assets (d) (e)	(4.00%)	(4.73%)	(7.93%)	(4.45%)	(3.04%)	(2.87%)
Ratio of incentive fee to average
net assets (c) (d)	1.32%	1.67%	4.76%	1.96%	0.10%	0.02%
Ratio of expenses without incentive
fee to average net assets (d) (e)	4.77%	4.70%	4.84%	4.07%	3.92%	3.97%
Ratio of expenses without incentive
fee, dividend & interest
expense and security trading
related expenses to average net
assets (d) (e)	2.41%	2.40%	2.37%	2.44%	2.46%	2.49%
Ratio of net investment income/(loss)
without incentive fee to average
net assets (d) (e)	(2.68%)	(3.06%)	(3.17%)	(2.49%)	(2.94%)	(2.85%)
Portfolio turnover on investments
in securities (c)	64%	125%	85%	86%	85%	113%
Average debt ratio (e)	0.41%	0.29%	0.18%	0.21%	1.35%	0.16%
Average commission rate paid	$0.04	$0.04	$0.04	$0.02	$0.02	$0.02

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

14. Financial Highlights (continued)

	Class W
					For the period
					April 1, 2015
	For the	For the	For the	For the	(date of
	Six Months	Year	Year	Year	inception)
	Ended	Ended	Ended	Ended	through
	March 31,	September 30,	September 30,	September 30,	September 30,
	2019	2018	2017	2016	2015
Net asset value per Share, beginning of period	$12.89	$12.28	$10.29	$9.39	$10.00
Income from investment operations (a):
Net investment income/(loss)	(0.27)	(0.50)	(0.80)	(0.40)	0.21
Net realized and net change in unrealized gain/(loss)
from investment activities, foreign currency
transactions, forward contracts, purchased
options and total return swaps	0.76	1.47	2.95	1.33	(0.82)
Total income/(loss) from investment operations	0.49	0.97	2.15	0.93	(0.61)
Distributions to shareholders:
Total distributions to shareholders	(0.70)	(0.36)	(0.16)	(0.03)	—
Net asset value per Share, end of period	$12.68	$12.89	$12.28	$10.29	$9.39
Total return—gross (b) (c) (d)	5.91%	9.35%	25.92%	11.36%	(7.80%)
Total return—net (b) (c) (d)	4.72%	8.09%	21.25%	9.92%	(6.10%)
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	569,456	481,211	235,260	156,121	6,314
Average net assets (dollars in thousands),
end of period	494,758	357,231	189,788	95,122	3,288
Ratio of expenses to average net assets (d) (e)	5.37%	5.55%	8.98%	5.62%	0.20%
Ratio of net investment income/(loss) to average
net assets (d) (e)	(3.28%)	(3.89%)	(7.30%)	(4.05%)	0.94%
Ratio of incentive fee to average net assets (c) (d)	1.35%	1.58%	4.86%	2.28%	(3.36%)
Ratio of expenses without incentive fee to average
net assets (d) (e)	4.02%	3.97%	4.12%	3.34%	3.56%
Ratio of expenses without incentive fee, dividend
& interest expense and security trading related
expenses to average net assets (d) (e)	1.66%	1.65%	1.63%	1.68%	1.70%
Ratio of net investment income/(loss) without
incentive fee to average net assets (d) (e)	(1.93%)	(2.31%)	(2.44%)	(1.77%)	(2.42%)
Portfolio turnover on investments in securities (c)	64%	125%	85%	86%	85%
Average debt ratio (e)	0.41%	0.29%	0.18%	0.21%	1.35%
Average commission rate paid	$0.04	$0.04	$0.04	$0.02	$0.02
____________________

(a)	Per Share amounts presented are based on the average monthly Shares outstanding throughout the period indicated.
(b)	Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	Non-annualized for periods less than one year.
(d)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.
(e)	Annualized for periods of less than one year.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2019 (Unaudited) (continued)

15. Subsequent Events

Subsequent to March 31, 2019, and through May 27, 2019, the Fund had capital subscriptions of $73,947,392 and $35,439,066 in Class A shares and Class W shares, respectively.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q or Form N-Port (available beginning May 30, 2019) with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-Q or Form N-Port includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q or N-Port filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	5/31/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	5/31/2019

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	5/31/2019

* Print the name and title of each signing officer under his or her signature.